Related Party Agreements and Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Agreements and Transactions
Related Party Agreements and Transactions

The Partnership’s material related parties include:

•	MPC, which refines, markets and transports crude oil and petroleum products, primarily in the Midwest, Gulf Coast, East Coast and Southeast regions of the United States.

•	Centennial Pipeline LLC (“Centennial”), in which MPC has a 50 percent interest. Centennial owns a products pipeline and storage facility.

•	Muskegon Pipeline LLC (“Muskegon”), in which MPC has a 60 percent interest. Muskegon owns a common carrier products pipeline.

•
MarkWest Utica EMG, in which MPLX LP has a 56 percent interest as of December 31, 2016. MarkWest Utica EMG is engaged in significant natural gas processing and NGL fractionation, transportation and marketing in the state of Ohio.

•
Ohio Gathering, in which MPLX LP has a 34 percent indirect interest as of December 31, 2016. Ohio Gathering is a subsidiary of MarkWest Utica EMG providing natural gas gathering service in the Utica Shale region of eastern Ohio.

•
Ohio Condensate, in which MPLX LP has a 60 percent interest. Ohio Condensate is engaged in wellhead condensate gathering, stabilization, terminalling, transportation and storage within certain defined areas of Ohio.

Commercial Agreements

The Partnership has various long-term, fee-based transportation services and storage services agreements with MPC. Under these long term, fee based agreements, the Partnership provides transportation and storage services to MPC, and MPC has committed to provide the Partnership with minimum quarterly throughput volumes on crude oil and products systems and minimum storage volumes of crude oil, products and butane. The Partnership believes the terms and conditions under these agreements, as well as the initial agreements with MPC described below, are generally no less favorable to either party than those that could have been negotiated with unaffiliated parties with respect to similar services.

The commercial agreements with MPC include:

•
three separate 10-year transportation services agreements and one five-year transportation services agreement under which MPC pays the Partnership fees for transporting crude oil on various of our crude oil pipeline systems;

•	four separate 10-year transportation services agreements under which MPC pays the Partnership fees for transporting products on each of our refined product pipeline systems;

•	a 10-year transportation services agreement under which MPC pays the Partnership fees for transporting crude oil and refined products various of our crude oil and refined product pipeline systems;

•	a 10-year terminal services agreement under which MPC pays the Partnership fees for terminal storage for refined products

•	a five-year transportation services agreement under which MPC pays the Partnership fees for handling crude oil and products at our Wood River, Illinois barge dock;

•	two separate 10-year storage services agreements under which MPC pays the Partnership fees for providing storage services at our Neal, West Virginia butane cavern and Woodhaven, Michigan LPG caverns;

•	five separate three-year storage services agreements under which MPC pays the Partnership fees for providing storage services at our tank farms; and

•
a six-year transportation services agreement under which MPC pays the Partnership fees for providing marine transportation of crude oil, feedstocks and refined petroleum products, and related services.

All of the transportation services agreements and the terminal services agreement with MPC include automatic renewal terms ranging from two to five years, unless terminated by either party. The Partnership’s butane cavern storage services agreement with MPC does not automatically renew. The storage services agreements with MPC for the Partnership’s tank farms automatically renew for additional one-year terms unless terminated by either party.

Under all of our transportation services agreements, except for our marine agreement, if MPC fails to transport its minimum throughput volumes during any quarter, then MPC will pay us a deficiency payment equal to the volume of the deficiency multiplied by the tariff rate then in effect (the “Quarterly Deficiency Payment”). Under these transportation services agreements, the amount of any Quarterly Deficiency Payment paid by MPC may be applied as a credit for any volumes transported on the applicable pipeline system in excess of MPC’s minimum volume commitment during any of the succeeding four quarters, or eight quarters in the case of the transportation services agreements covering our Wood River to Patoka crude system and our Wood River barge dock, after which time any unused credits will expire. Upon the expiration or termination of a transportation services agreement, MPC will have the opportunity to apply any such remaining credit amounts until the completion of any such four-quarter or eight-quarter period, as applicable. Any such remaining credits may be used against any volumes shipped by MPC on the applicable pipeline system, without regard to any minimum volume commitment that may have been in place during the term of the agreement.

Under the terminal services agreement, MPC pays the Partnership monthly based on contractual fees relating to MPC product deliveries as well as any viscosity surcharges, loading, handling, transfers or other related charges. If MPC fails to meet its quarterly minimum volume throughput commitments, MPC will pay a deficiency payment equal to the volume of the deficiency multiplied by the rate then in effect. If the average daily capacity of a terminal falls below the level of MPC’s commitment during a quarter, depending on the cause of the reduction in capacity, MPC’s throughput commitment will be reduced to equal the average daily capacity available during such quarter.

Under the storage services agreements, as amended, the Partnership is obligated to make available to MPC on a firm basis the available storage capacity at our tank farms and caverns, and MPC pays the Partnership a per-barrel fee for such storage capacity, regardless of whether MPC fully utilizes the available capacity.

On January 1, 2015, HSM entered into a long-term, fee-based transportation services agreement with MPC for a period of six years. Under the agreement, the Partnership provides marine transportation of crude oil, feedstocks and refined petroleum products, as well as related services. Under the agreement MPC pays HSM monthly for the following: the specified day rate for equipment and charges for services related to transportation, tankerman services and cleaning and repair charges. Fleeting services are billed monthly. On the anniversary of the contract, pursuant to the amended and restated fee-based transportation services agreement effective July 1, 2015, the day rates and charges for services related to transportation are adjusted for inflation. Prior to January 1, 2015, this agreement did not exist.

On January 1, 2015, MPC conveyed various operating leases to HSM for third-party barges and fleeting property within the states of Indiana, Kentucky, Louisiana, Ohio and West Virginia in which MPC was either the lessor or lessee.

Operating Agreements

The Partnership operates various pipeline systems owned by MPC under operating services agreements. Under these operating services agreements, the Partnership receives an operating fee for operating the assets and is reimbursed for all direct and indirect costs associated with operating the assets. Most of these agreements are indexed for inflation. These agreements range from one to five years in length and automatically renew unless terminated by either party.

Management Services Agreements

The Partnership has two management services agreements with MPC under which it provides management services to MPC with respect to certain of MPC’s retained pipeline assets. The Partnership may adjust annually for inflation and based on changes in the scope of management services provided.

The Partnership also receives engineering and construction and administrative management fee revenue and other direct personnel costs for operating some joint venture entities.

The Partnership, through its subsidiary, HSM, has a management services agreement with MPC under which it provides management services to assist MPC in the oversight and management of the marine business. HSM receives a fixed annual fee for providing the required management services. This fee is adjusted annually on the anniversary of the contract for inflation and any changes in the scope of the management services provided. This agreement expires on June 30, 2020.

Omnibus Agreement

The Partnership has an omnibus agreement with MPC that addresses its payment of a fixed annual fee to MPC for the provision of executive management services by certain executive officers of the general partner and the Partnership’s reimbursement of MPC for the provision of certain general and administrative services to it. It also provides for MPC’s indemnification of the Partnership for certain matters, including environmental, title and tax matters; as well as our indemnification of MPC for certain matters under this agreement.

Employee Services Agreements

The Partnership has five employee services agreements with MPC under which the Partnership reimburses MPC for employee benefit expenses, along with the provision of operational and management services in support of both our L&S and G&P segments’ operations.

Loan Agreements

On December 4, 2015, the Partnership entered into a loan agreement with MPC Investment LLC (“MPC Investment”), a wholly-owned subsidiary of MPC. Under the terms of the agreement, MPC Investment will make a loan or loans to the Partnership on a revolving basis as requested by the Partnership and as agreed to by MPC Investment, in an amount or amounts that do not result in the aggregate principal amount of all loans outstanding exceeding $500 million at any one time. The entire unpaid principal amount of the loan, together with all accrued and unpaid interest and other amounts (if any), shall become due and payable on December 4, 2020. MPC Investment may demand payment of all or any portion of the outstanding principal amount of the loan, together with all accrued and unpaid interest and other amounts (if any), at any time prior to December 4, 2020. Borrowings under the loan will bear interest at LIBOR plus 1.50 percent. Borrowings were at an average interest rate of 1.939 percent and 1.744 percent, per annum for 2016 and 2015, respectively. In connection with this loan agreement, the Partnership terminated the previous revolving credit agreement of $50 million with MPC, effective December 31, 2015.

During 2016, the Partnership borrowed $2.5 billion and repaid $2.5 billion, resulting in no outstanding balance at December 31, 2016. During 2015, the Partnership borrowed $301 million and repaid $293 million, for an outstanding balance at December 31, 2015 of $8 million, which is included in Payables to related parties on the Consolidated Balance Sheets.

Related Party Transactions

The Partnership believes that transactions with related parties were conducted on terms comparable to those with unrelated parties. Related party sales to MPC consisted of crude oil and refined products pipeline transportation services based on regulated tariff rates and storage services based on contracted rates. Related party sales to MPC also consist of revenue related to volume deficiency credits.

Revenue received from related parties related to service and product sales were as follows:

(In millions)	2016	2015	2014
Service revenue
MPC	$936	$701	$662
Rental income
MPC	$235	$146	$15
Product sales (1)
MPC	$11	$1	$—

(1)
For 2016 and 2015, there were $46 million and $1 million, respectively, of additional product sales to MPC that net to zero within the consolidated financial statements, as the transactions are recorded net due to the terms of the agreements under which such product was sold. There were no such transactions in 2014.

Related party sales to MPC consist of crude oil and refined products pipeline transportation services based on regulated tariff rates, storage services based on contracted rates and transportation services provided by HSM. Under the Partnership’s pipeline transportation services agreements, if MPC fails to transport its minimum throughput volumes during any quarter, then MPC will pay the Partnership a deficiency payment equal to the volume of the deficiency multiplied by the tariff rate then in effect. The deficiency amounts are recorded as Deferred revenue-related parties on the Consolidated Balance Sheets. MPC may then apply the amount of any such deficiency payments as a credit for volumes transported on the applicable pipeline system in excess of its minimum volume commitment during the following four or eight quarters under the terms of the applicable transportation services agreement. The Partnership recognizes revenues for the deficiency payments when credits are used for volumes transported in excess of minimum quarterly volume commitments, when it becomes impossible to physically transport volumes necessary to utilize the credits or upon the expiration of the credits. The use or expiration of the credits is a decrease in Deferred revenue-related parties.

The revenue received from related parties included in Other income - related parties on the Consolidated Statements of Income was as follows:

(In millions)	2016	2015	2014
MPC	$45	$55	$39
MarkWest Utica EMG	16	—	—
Centennial	1	1	1
Ohio Gathering	15	2	—
Ohio Condensate	4	—	—
Other	5	—	—
Total	$86	$58	$40

MPC provides executive management services and certain general and administrative services to the Partnership under the terms of the omnibus agreement. Expenses incurred under these agreements are shown in the table below by the income statement line where they were recorded. These expenses also include similar charges incurred by HSM for the time period prior to the acquisition and therefore not covered by the omnibus agreement. Charges for services included in Purchases from related parties primarily relate to services that support the Partnership’s operations and maintenance activities, as well as compensation expenses. Charges for services included in General and administrative expenses primarily relate to services that support the Partnership’s executive management, accounting and human resources activities. These charges were as follows:

(In millions)	2016	2015	2014
Purchases from related parties	$39	$32	$30
General and administrative expenses	45	53	46
Total	$84	$85	$76

Also under terms of the omnibus agreement, some service costs related to engineering services are associated with assets under construction. These costs added to Property, plant and equipment were as follows:

(In millions)	2016	2015	2014
MPC	$47	$16	$8

MPLX LP obtains employee services from MPC under employee services agreements. Expenses incurred under these agreements are shown in the table below by the income statement line where they were recorded. The costs of personnel directly involved in or supporting operations and maintenance activities are classified as Purchases from related parties on the Consolidated Balance Sheets. The costs of personnel involved in executive management, accounting and human resources activities are classified as General and administrative expenses in the Consolidated Statements of Income.

Employee services expenses from related parties were as follows:

(In millions)	2016	2015	2014
Purchases - related parties	$349	$140	$123
General and administrative expenses	100	22	24
Total	$449	$162	$147

Receivables from related parties which include reimbursements from the MarkWest Merger to be provided by MPC for the conversion of Class B units were as follows:

	December 31,
(In millions)	2016	2015
MPC	$242	$229
MarkWest Utica EMG	2	4
Ohio Gathering	2	5
Other	1	3
Total	$247	$241

Long-term receivables with related parties, including straight-line rental income for both periods presented, as well as reimbursements from the MarkWest Merger to be provided by MPC for the conversion of Class B units for the period ended December 31, 2015, were as follows:

	December 31,
(In millions)	2016	2015
MPC	$11	$25

Payables to related parties were as follows:

	December 31,
(In millions)	2016	2015
MPC	$63	$35
MarkWest Utica EMG	24	21
Total	$87	$56

In recent years, MPC did not ship its minimum committed volumes on certain pipeline systems. In addition, capital projects the Partnership is undertaking at the request of MPC are reimbursed in cash and recognized in income over the remaining term of the applicable transportation services agreements. The Deferred revenue-related parties balance associated with the minimum volume deficiencies and project reimbursements were as follows:

	December 31,
(In millions)	2016	2015
Minimum volume deficiencies - MPC	$48	$36
Project reimbursements - MPC	9	5
Total	$57	$41